UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11-14-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 92
                                        -------------------

Form 13F Information Table Value Total: $162,472
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock    88579Y101        2342000     34290     SOLE                X
ABBOTT LABORATORIES                 Common Stock    002824100        4240000     73650     SOLE                X
ADOBE SYSTEMS, INC.                 Common Stock    00724F101        2391000     60580     SOLE                X
AGILENT TECHNOLOGIES                Common Stock    00846U101         305000     10300     SOLE                X
AIR PRODUCTS & CHEMICALS            Common Stock    009158106         458000      6700     SOLE                X
ALTRIA GROUP INC.                   Common Stock    02209S103         311000     15700     SOLE                X
AMERICAN EXPRESS CO.                Common Stock    025816109        1113000     31420     SOLE                X
AMGEN INC.                          Common Stock    031162100        1932000     32600     SOLE                X
APPLE COMPUTER                      Common Stock    037833100        7166000     63050     SOLE                X
AQUA AMERICA                        Common Stock    03836W103        1161000     65332     SOLE                X
AUTODESK                            Common Stock    052769106         455000     13590     SOLE                X
AVON PRODUCTS                       Common Stock    054303102        1309000     31500     SOLE                X
BB&T CORPORATION                    Common Stock    054937107         941000     24900     SOLE                X
BP plc (ADR)                        Common Stock    055622104        1530000     30500     SOLE                X
BAKER HUGHES, INC.                  Common Stock    057224107        1228000     20300     SOLE                X
BANK OF NY MELLON CORP              Common Stock    064058100         757000     23251     SOLE                X
BAXTER INTERNATIONAL                Common Stock    071813109        3524000     53700     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock    084670207         791000       180     SOLE                X
BOEING CORPORATION                  Common Stock    097023105        1990000     34700     SOLE                X
BRISTOL-MYERS SQUIBB                Common Stock    110122108         562000     27000     SOLE                X
BURLINGTON NORTHERN SANTA FE CORP   Common Stock    12189T104         189000      2050     SOLE                x
CHEVRON TEXACO                      Common Stock    166764100         684000      8300     SOLE                X
CISCO SYSTEMS                       Common Stock    17275R102        3047000    135075     SOLE                X
CITIGROUP                           Common Stock    172967101        1056000     51494     SOLE                X
COCA COLA                           Common Stock    191216100        2891000     54688     SOLE                X
COLGATE-PALMOLIVE COMPANY           Common Stock    194162103        1710000     22700     SOLE                X
CONOCO PHILLIPS                     Common Stock    20825c104         757000     10346     SOLE                X
CORNING INC.                        Common Stock    219350105         591000     37800     SOLE                X
CYTEC INDUSTRIES                    Common Stock    232820100         944000     24270     SOLE                X
DEVON ENERGY CORP.                  Common Stock    25179M103        2517000     27600     SOLE                X
DIEBOLD                             Common Stock    253651103         443000     13400     SOLE                X
DISNEY (WALT) CO.                   Common Stock    254687106        1967000     64125     SOLE                X
DOVER CORP                          Common Stock    260003108        1378000     34000     SOLE                X
DUPONT DE NEMOURS                   Common Stock    263534109         921000     22859     SOLE                X
EMC CORPORATION                     Common Stock    268648102         138000     11600     SOLE                x
EMERSON CO.                         Common Stock    291011104        3030000     74300     SOLE                X
EXXON MOBIL                         Common Stock    30231G102       10184000    131147     SOLE                X
FLUOR CORP                          Common Stock     34386110         657000     11800     SOLE                X
GENENTECH INC. NEW                  Common Stock    368710406         966000     10900     SOLE                X
GENERAL ELECTRIC                    Common Stock    369604103        4800000    188267     SOLE                X
GENTEX CORPORATION                  Common Stock    371901109         572000     40000     SOLE                X
GOLDMAN SACHS                       Common Stock    38141G104        1260000      9850     SOLE                X
GOOGLE, INC.                        Common Stock    38259P508         690000      1725     SOLE                X
HALLIBURTON COMPANY                 Common Stock    406216101        1143000     35300     SOLE                X
HOME DEPOT                          Common Stock    437076102        1100000     42500     SOLE                X
HONEYWELL INTL                      Common Stock    438516106        2542000     61190     SOLE                X
IBM CORPORATION                     Common Stock    459200101        2398000     20511     SOLE                X
ISHARE MSCI EAFE VALUE INDEX        Common Stock    464288877         216000      4300     SOLE                X
ISHARES MCSI EMERGING MKTS          Common Stock    464287234         481000     14100     SOLE                X
ISHARES TR MSCI EAFE INDEX FD       Common Stock    464287465         247000      4400     SOLE                X
ITT INDUSTRIES                      Common Stock    450911102        1017000     18300     SOLE                X
INGERSOLL-RAND COMPANY LTD          Common Stock    G4776G101         903000     29000     SOLE                X
INTEL CORP.                         Common Stock    458140100        1461000     78025     SOLE                X
JP MORGAN CHASE & CO.               Common Stock    46625H100        4104000     87898     SOLE                X
JACOBS ENGINEERING GROUP            Common Stock    469814107        2830000     52110     SOLE                X
JOHNSON & JOHNSON                   Common Stock    478160104        8536000    123222     SOLE                X
KIMBERLY CLARK                      Common Stock    494368103         946000     14600     SOLE                X
L-3 COMMUNICATIONS                  Common Stock    502424104        1514000     15400     SOLE                X
LILLY (ELI) & CO.                   Common Stock    532457108        1210000     27500     SOLE                X
LOCKHEED MARTIN CORP                Common Stock    539830109        2434000     22200     SOLE                X
MARTIN MARIETTA MATERIALS, INC.     Common Stock    573284106        1399000     12500     SOLE                X
MEDTRONIC                           Common Stock    585055106         492000      9840     SOLE                X
MERRILL LYNCH                       Common Stock    590188108        1239000     49000     SOLE                X
MICROSOFT CORPORATION               Common Stock    594918104        2444000     91590     SOLE                X
MONSANTO                            Common Stock    61166W101         974000      9850     SOLE                x
MORGAN STANLEY                      Common Stock    617446448         913000     39720     SOLE                X
NESTLE ADR                          Common Stock    641069406         214000      5000     SOLE                X
NIKE INC.                           Common Stock    654106103        1271000     19000     SOLE                X
NORFOLK SOUTHERN CORP.              Common Stock    655844108        1827000     27600     SOLE                X
ORACLE CORPORATION                  Common Stock    68389X105        1685000     83000     SOLE                X
PALL CORPORATION                    Common Stock    696429307        1169000     34000     SOLE                X
PEPSICO                             Common Stock    713448108        2193000     30775     SOLE                X
PFIZER                              Common Stock    717081103        1159000     62900     SOLE                X
PHILIP MORRIS INTERNATIONAL         Common Stock    718172109         755000     15700     SOLE                X
PRECISION CASTPARTS                 Common Stock    740189105        1181000     15000     SOLE                X
PROCTER & GAMBLE                    Common Stock    742718109        9224000    132370     SOLE                X
QUALCOMM                            Common Stock    747525103        2350000     54700     SOLE                X
SARA LEE CORP                       Common Stock    803111103         252000     20000     SOLE                X
SCHLUMBERGER LIMITED                Common Stock    806857108        4406000     56425     SOLE                X
STRYKER CORPORATION                 Common Stock    863667101        2116000     33980     SOLE                X
TENARIS S.A.                        Common Stock    88031M109         577000     15500     SOLE                x
TEREX CORP                          Common Stock    880779103         538000     17650     SOLE                X
TETRA TECH INC.                     Common Stock    88162G103        1101000     45800     SOLE                X
THOMAS & BETTS CORP.                Common Stock    884315102         468000     12000     SOLE                X
TIME WARNER                         Common Stock    887317105         354000     27050     SOLE                X
UNITED PARCEL SERVICE               Common Stock    911312106        4226000     67200     SOLE                X
UNITED TECHNOLOGIES                 Common Stock    913017109         270000      4500     SOLE                X
WATERS CORP                         Common Stock    941848103        4607000     79200     SOLE                X
WATTS WATER TECHNOLOGIES            Common Stock    942749102        1632000     59700     SOLE                X
WELLS FARGO                         Common Stock    30226D106        1647000     43900     SOLE                X
WYETH                               Common Stock    983024100         221000      6000     SOLE                X
ZIMMER HOLDINGS                     Common Stock    98956P102         588000      9120     SOLE                X
TOTAL VALUE                                                      162,472,000